Intangibles (Estimated Future Amortization Expense) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Estimated Amortization Expense [Line Items]
2012 (from October 1 to December 31)	$ 629
2013	912
2014	1,244
2015	1,651
2016
Net Carrying Amount	$ 4,436